UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of March 31, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.0%
	Consumer Discretionary — 22.6%
	Auto Components — 1.1%
593	BorgWarner, Inc.	36,421

	Automobiles — 3.6%
926	General Motors Co.	31,859
843	Harley-Davidson, Inc.	56,159
154	Tesla Motors, Inc. (a)	32,101

		120,119

	Hotels, Restaurants & Leisure — 4.8%
844	Apollo Global Management LLC, Class A	26,832
1,515	Hilton Worldwide Holdings, Inc. (a)	33,703
441	Las Vegas Sands Corp.	35,600
892	Norwegian Cruise Line Holdings Ltd. (a)	28,772
509	Starbucks Corp.	37,350

		162,257

	Household Durables — 2.2%
335	Mohawk Industries, Inc. (a)	45,567
821	Toll Brothers, Inc. (a)	29,459

		75,026

	Internet & Catalog Retail — 4.2%
212	Amazon.com, Inc. (a)	71,241
75	Netflix, Inc. (a)	26,367
36	priceline.com, Inc. (a)	42,551

		140,159

	Specialty Retail — 4.1%
299	Advance Auto Parts, Inc.	37,773
577	GameStop Corp., Class A	23,723
580	Home Depot, Inc. (The)	45,903
433	Williams-Sonoma, Inc.	28,875

		136,274

	Textiles, Apparel & Luxury Goods — 2.6%
627	Lululemon Athletica, Inc., (Canada) (a)	32,995
596	Michael Kors Holdings Ltd., (Hong Kong) (a)	55,580

		88,575

	Total Consumer Discretionary	758,831

	Energy — 4.3%
	Energy Equipment & Services — 0.8%
228	Dril-Quip, Inc. (a)	25,570

	Oil, Gas & Consumable Fuels — 3.5%
427	Antero Resources Corp. (a)	26,699
815	Cabot Oil & Gas Corp.	27,595
244	Concho Resources, Inc. (a)	29,829
446	Phillips 66	34,369

		118,492

	Total Energy	144,062

	Financials — 8.9%
	Banks — 2.1%
927	East West Bancorp, Inc.	33,843
294	Signature Bank (a)	36,923

		70,766

	Capital Markets — 3.6%
277	Affiliated Managers Group, Inc. (a)	55,334
667	Lazard Ltd., (Bermuda), Class A	31,395
1,032	TD Ameritrade Holding Corp.	35,023

		121,752

	Diversified Financial Services — 1.3%
530	Moody’s Corp.	42,056

	Insurance — 0.6%
532	AmTrust Financial Services, Inc.	20,017

	Real Estate Management & Development — 1.3%
1,608	CBRE Group, Inc., Class A (a)	44,107

	Total Financials	298,698

	Health Care — 16.4%
	Biotechnology — 8.4%
367	Aegerion Pharmaceuticals, Inc. (a)	16,912
207	Alexion Pharmaceuticals, Inc. (a)	31,537
195	Biogen Idec, Inc. (a)	59,522
297	Celgene Corp. (a)	41,503
1,301	Gilead Sciences, Inc. (a)	92,196
132	Regeneron Pharmaceuticals, Inc. (a)	39,607

		281,277

	Health Care Equipment & Supplies — 0.8%
1,188	Novadaq Technologies, Inc., (Canada) (a)	26,466

	Health Care Providers & Services — 2.7%
452	Acadia Healthcare Co., Inc. (a)	20,385
763	Premier, Inc., Class A (a)	25,147
538	UnitedHealth Group, Inc.	44,078

		89,610

	Life Sciences Tools & Services — 2.6%
752	Agilent Technologies, Inc.	42,029
310	Illumina, Inc. (a)	46,070

		88,099

	Pharmaceuticals — 1.9%
1,308	Nektar Therapeutics (a)	15,850

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Pharmaceuticals — Continued
362	Valeant Pharmaceuticals International, Inc. (a)	47,775

		63,625

	Total Health Care	549,077

	Industrials — 16.1%
	Aerospace & Defense — 1.2%
158	Precision Castparts Corp.	39,961

	Airlines — 1.1%
1,089	Delta Air Lines, Inc.	37,717

	Building Products — 1.3%
1,019	Fortune Brands Home & Security, Inc.	42,892

	Electrical Equipment — 2.0%
511	Acuity Brands, Inc.	67,757

	Industrial Conglomerates — 1.2%
483	Carlisle Cos., Inc.	38,305

	Machinery — 2.9%
592	Flowserve Corp.	46,385
576	Pall Corp.	51,517

		97,902

	Marine — 1.0%
339	Kirby Corp. (a)	34,324

	Road & Rail — 3.1%
261	Canadian Pacific Railway Ltd., (Canada)	39,202
1,147	Hertz Global Holdings, Inc. (a)	30,562
598	Old Dominion Freight Line, Inc. (a)	33,916

		103,680

	Trading Companies & Distributors — 2.3%
615	Air Lease Corp.	22,930
592	Rush Enterprises, Inc., Class A (a)	19,215
362	Watsco, Inc.	36,117

		78,262

	Total Industrials	540,800

	Information Technology — 26.0%
	Communications Equipment — 1.5%
1,063	Ciena Corp. (a)	24,166
353	Palo Alto Networks, Inc. (a)	24,188

		48,354

	Electronic Equipment, Instruments & Components — 1.0%
370	Amphenol Corp., Class A	33,901

	Internet Software & Services — 7.6%
511	Dealertrack Technologies, Inc. (a)	25,156
1,134	Facebook, Inc., Class A (a)	68,282
117	Google, Inc., Class A (a)	130,509
617	Trulia, Inc. (a)	20,478
239	Twitter, Inc. (a)	11,168

		255,593

	IT Services — 4.8%
172	Alliance Data Systems Corp. (a)	46,725
851	Cognizant Technology Solutions Corp., Class A (a)	43,049
968	MasterCard, Inc., Class A	72,272

		162,046

	Semiconductors & Semiconductor Equipment — 3.6%
1,843	Applied Materials, Inc.	37,642
620	Avago Technologies Ltd., (Singapore)	39,915
792	Lam Research Corp. (a)	43,560

		121,117

	Software — 5.5%
576	Adobe Systems, Inc. (a)	37,846
419	CommVault Systems, Inc. (a)	27,221
1,515	Electronic Arts, Inc. (a)	43,936
423	ServiceNow, Inc. (a)	25,316
253	Splunk, Inc. (a)	18,087
335	Workday, Inc., Class A (a)	30,620

		183,026

	Technology Hardware, Storage & Peripherals — 2.0%
126	Apple, Inc.	67,549

	Total Information Technology	871,586

	Materials — 1.7%
	Chemicals — 1.7%
278	Ecolab, Inc.	30,010
143	Sherwin-Williams Co. (The)	28,150

	Total Materials	58,160

	Total Common Stocks (Cost $2,385,701)	3,221,214

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 3.3%
	Investment Company — 3.3%
111,108	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $111,108)	111,108

	Total Investments — 99.3% (Cost $2,496,809)	3,332,322
	Other Assets in Excess of Liabilities — 0.7%	21,974

	NET ASSETS — 100.0%	$3,354,296

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$870,206
Aggregate gross unrealized depreciation	(34,693)

Net unrealized appreciation/depreciation	$835,513

Federal income tax cost of investments	$2,496,809

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,332,322	$—	$—	$3,332,322

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2014

By:	/s/	Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 28, 2014